UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Encino, CA     March 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $95,441 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440k106     1102    86693 SH       Sole                    86693        0        0
AMERICAN INTL GROUP INC        COM              026874107     2935    50515 SH       Sole                    50515        0        0
AMGEN INC                      COM              031162100     3406    56333 SH       Sole                    56333        0        0
APPLIED MATLS INC              COM              038222105     2351   145325 SH       Sole                   145325        0        0
BROADCOM CORP                  CL A             111320107     3169    89200 SH       Sole                    89200        0        0
CENDANT CORP                   COM              151313103     3841   171725 SH       Sole                   171725        0        0
CHEESECAKE FACTORY INC         COM              163072101     3765   108422 SH       Sole                   108422        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     2678   146680 SH       Sole                   146680        0        0
CISCO SYS INC                  COM              17275R102     2725   142837 SH       Sole                   142837        0        0
CITIGROUP INC                  COM              172967101     3040    65758 SH       Sole                    65758        0        0
COLGATE PALMOLIVE CO           COM              194162103     2858    57264 SH       Sole                    57264        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     1600   519324 SH       Sole                   519324        0        0
FAMOUS DAVES AMER INC          COM              307068106     3424   346955 SH       Sole                   346955        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2256   170760 SH       Sole                   170760        0        0
GENERAL ELEC CO                COM              369604103     3288    94885 SH       Sole                    94885        0        0
GILLETTE CO                    COM              375766102     2738    54085 SH       Sole                    54085        0        0
INDIA FD INC                   COM              454089103     3871   129673 SH       Sole                   129673        0        0
JETBLUE AWYS CORP              COM              477143101     1830    89545 SH       Sole                    89545        0        0
JOHNSON & JOHNSON              COM              478160104     3789    58300 SH       Sole                    58300        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2416    65855 SH       Sole                    65855        0        0
MEDTRONIC INC                  COM              585055106     3429    66208 SH       Sole                    66208        0        0
NETWOLVES CORP                 COM              64120V102      515  1288400 SH       Sole                  1288400        0        0
NIKU CORP                      COM NEW          654113703     2714   130940 SH       Sole                   130940        0        0
PEPSICO INC                    COM              713448108     2774    51430 SH       Sole                    51430        0        0
PFIZER INC                     COM              717081103     1787    64795 SH       Sole                    64795        0        0
REGAL ENTMT GROUP              CL A             758766109      611    32350 SH       Sole                    32350        0        0
SOUTHWEST AIRLS CO             COM              844741108     3112   223435 SH       Sole                   223435        0        0
SYSCO CORP                     COM              871829107     2161    59705 SH       Sole                    59705        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     5232   289370 SH       Sole                   289370        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2216    71170 SH       Sole                    71170        0        0
TIME WARNER INC                COM              887317105     2666   159575 SH       Sole                   159575        0        0
TURKISH INVT FD INC            COM              900145103     2008   125900 SH       Sole                   125900        0        0
VISION-SCIENCES INC DEL        COM              927912105     1426   645202 SH       Sole                   645202        0        0
VITAL IMAGES INC               COM              92846N104     3547   197599 SH       Sole                   197599        0        0
XILINX INC                     COM              983919101     1891    74160 SH       Sole                    74160        0        0
ZIMMER HLDGS INC               COM              98956P102     2270    29800 SH       Sole                    29800        0        0